Summary of Significant Accounting Policies - Rollforward of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 487
Current period provision	198	$ 3	$ 268
Uncollectible accounts charged against the allowance	(170)
Recoveries of amounts previously deemed uncollectible	0
Ending balance	$ 515	$ 487